Vessels (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2023 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2023	$ 1,261,998
At September 30, 2023	1,311,892
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2023	1,997,196
Transferred from vessels upgrades	128,791
Retirement	(9,040)	[1]
At September 30, 2023	2,116,946
Depreciation and Amortization [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2023	(735,198)
Depreciation and amortization	(78,897)	[2]
Retirement	9,040	[1]
At September 30, 2023	(805,055)
Advances for Vessel and Vessel Upgrades [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
At January 1, 2023	4,583
Additions	124,223
Transferred to vessels	(128,791)
At September 30, 2023	$ 15

[1]	Relates to completed depreciation of drydocking for DHT Bronco, DHT Colt, DHT Mustang, DHT Scandinavia and DHT Stallion.
[2]	Relates solely to depreciation of vessels, drydocking, and EGCS. Depreciation of office leases and other property, plant, and equipment represents an additional $1,530 thousand, which combined with the depreciation of vessels, drydocking, and EGCS comprises $80,427 thousand in depreciation and amortization.